Segment Information (Tables)	12 Months Ended
Jul. 31, 2025
Segment Reporting [Abstract]
Financial results by reportable segment and significant product and service
The following table shows our financial results by reportable segment for the periods indicated.

	Twelve Months Ended July 31,
(In millions)	2025	2024	2023
Net revenue:
Global Business Solutions	$11,077	$9,533	$8,038
Consumer	7,754	6,752	6,330
Total net revenue	$18,831	$16,285	$14,368

Segment cost of revenue and operating expenses (1):
Global Business Solutions	$2,601	$2,360	$2,134
Consumer	1,994	1,740	1,482
Total segment cost of revenues and operating expenses	$4,595	$4,100	$3,616

Operating income:
Global Business Solutions	$8,476	$7,173	$5,904
Consumer	5,760	5,012	4,848
Total segment operating income	14,236	12,185	10,752
Unallocated corporate items:
Share-based compensation expense	(1,968)	(1,915)	(1,712)
Other corporate expenses	(6,693)	(5,788)	(5,253)
Amortization of acquired technology	(156)	(146)	(163)
Amortization of other acquired intangible assets	(481)	(483)	(483)
Restructuring charges (2)	(15)	(223)	—
Total unallocated corporate items	(9,313)	(8,555)	(7,611)
Total operating income	$4,923	$3,630	$3,141
(1)    Cost of revenues and operating expenses primarily include direct expenses related to selling and marketing, direct costs associated with our product and services offerings, certain data science and analytics related costs, and certain design and product management related costs. They exclude expenses that are recorded within unallocated corporate items, such as certain technology and customer success costs that support and benefit the overall platform and are managed at the corporate level.
(2)    Restructuring charges for the twelve months ended July 31, 2024 include $25 million in share-based compensation expense associated with our restructuring plan. See Note 15, “Restructuring,” for more information.

Revenue classified by significant service and product offerings was as follows:

	Twelve Months Ended July 31,
(In millions)	2025	2024	2023
Net revenue:
QuickBooks Online Accounting	$4,120	$3,379	$2,849
Online Services	4,182	3,513	2,910
Total Online Ecosystem	8,302	6,892	5,759
QuickBooks Desktop Accounting	1,672	1,575	1,211
Desktop Services and Supplies	1,103	1,066	1,068
Total Desktop Ecosystem	2,775	2,641	2,279
Global Business Solutions	11,077	9,533	8,038
TurboTax	4,933	4,508	4,178
Credit Karma	2,200	1,645	1,591
ProTax	621	599	561
Consumer	7,754	6,752	6,330
Total net revenue	$18,831	$16,285	$14,368